Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio Initial Class, Service Class and Service Class 2
April 30, 2022
Prospectus

John Mirshekari no longer serves as a co-manager of the fund.

Effective August 1, 2022, the following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Christopher Lee (co-manager) has managed the fund since August 2022.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume co-manager responsibilities for Mr. Stansky's portion of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Chad Colman (co-manager) has managed the fund since July 2022.

Effective August 1, 2022, the following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Christopher Lee is co-manager of the fund, which he has managed since August 2022. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a managing director of research, sector leader, research analyst, and portfolio manager.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume co-manager responsibilities for Mr. Stansky's portion of the fund.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Chad Colman is co-manager of the fund, which he has managed since July 2022. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Colman has worked as an analyst, global sector leader, and portfolio manager.

VBAL-22-05 1.918616.119	July 29, 2022

Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio Investor Class
April 30, 2022
Prospectus

John Mirshekari no longer serves as a co-manager of the fund.

Effective August 1, 2022, the following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Christopher Lee (co-manager) has managed the fund since August 2022.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume co-manager responsibilities for Mr. Stansky's portion of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Chad Colman (co-manager) has managed the fund since July 2022.

Effective August 1, 2022, the following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Christopher Lee is co-manager of the fund, which he has managed since August 2022. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a managing director of research, sector leader, research analyst, and portfolio manager.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume co-manager responsibilities for Mr. Stansky's portion of the fund.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Chad Colman is co-manager of the fund, which he has managed since July 2022. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Colman has worked as an analyst, global sector leader, and portfolio manager.

VB-INV-22-05 1.918617.119	July 29, 2022